Summary of Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 0	$ 0	$ 0